PROPERTY, PLANT AND EQUIPMENT (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period	R$ 44,352,593	R$ 42,847,264
Additions	9,798,156	10,549,857
Write-offs, net	(208,736)	(328,243)
Net transfers	(130,675)	(188,176)
Subletting	(64,177)	(2,115)
Capital contribution to CyberCo Brasil		(16,238)
Goods intended for sale	(227,951)
Depreciation	(9,110,719)	(8,509,756)
Balance at end of the period	44,408,491	44,352,593
Gross carrying amount
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period	145,812,623
Balance at end of the period	154,606,233	145,812,623
Accumulated depreciation / amortization
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period	(101,460,030)
Balance at end of the period	(110,197,742)	(101,460,030)
Switching and transmission equipment
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period	22,423,337	22,727,930
Additions	428,683	78,053
Write-offs, net	15,005	1,817
Net transfers	3,361,667	2,539,729
Capital contribution to CyberCo Brasil		(685)
Goods intended for sale	(150,251)
Depreciation	(3,417,261)	(2,923,507)
Balance at end of the period	22,661,180	22,423,337
Switching and transmission equipment | Gross carrying amount
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period	78,436,218
Balance at end of the period	81,422,233	78,436,218
Switching and transmission equipment | Accumulated depreciation / amortization
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period	(56,012,881)
Balance at end of the period	(58,761,053)	(56,012,881)
Terminal equipment
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period	917,027	817,300
Additions	45	42
Write-offs, net	(103)	(61)
Net transfers	571,986	460,542
Goods intended for sale	(14,207)
Depreciation	(443,238)	(360,796)
Balance at end of the period	1,031,510	917,027
Terminal equipment | Gross carrying amount
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period	5,928,603
Balance at end of the period	6,435,959	5,928,603
Terminal equipment | Accumulated depreciation / amortization
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period	(5,011,576)
Balance at end of the period	(5,404,449)	(5,011,576)
Lending equipment
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period	4,077,835	4,082,160
Additions	107,961	77,859
Write-offs, net	87,079	(103)
Net transfers	2,259,382	2,131,885
Goods intended for sale	(33,648)
Depreciation	(2,168,502)	(2,213,966)
Balance at end of the period	4,330,107	4,077,835
Lending equipment | Gross carrying amount
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period	22,784,054
Balance at end of the period	25,107,646	22,784,054
Lending equipment | Accumulated depreciation / amortization
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period	(18,706,219)
Balance at end of the period	(20,777,539)	(18,706,219)
Infrastructure
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period	13,538,839	11,719,728
Additions	2,802,303	4,517,747
Write-offs, net	(262,311)	(306,447)
Net transfers	609,681	341,553
Subletting	(64,177)	(2,115)
Goods intended for sale	(21,126)
Depreciation	(2,801,303)	(2,731,627)
Balance at end of the period	13,801,906	13,538,839
Write offs, net related to cancellation of lease agreements	245,237	288,603
Infrastructure | Gross carrying amount
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period	30,632,690
Balance at end of the period	34,169,915	30,632,690
Infrastructure | Accumulated depreciation / amortization
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period	(17,093,851)
Balance at end of the period	(20,368,009)	(17,093,851)
Land
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period	273,029	278,512
Write-offs, net	(5,183)	(5,483)
Net transfers	(900)
Balance at end of the period	266,946	273,029
Land | Gross carrying amount
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period	273,029
Balance at end of the period	266,946	273,029
Other P&E
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period	744,385	826,362
Additions	158,919	195,449
Write-offs, net	(1,360)	(2,870)
Net transfers	28,450	20,857
Capital contribution to CyberCo Brasil		(15,553)
Goods intended for sale	(375)
Depreciation	(280,415)	(279,860)
Balance at end of the period	649,604	744,385
Other P&E | Gross carrying amount
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period	5,379,888
Balance at end of the period	5,536,296	5,379,888
Other P&E | Accumulated depreciation / amortization
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period	(4,635,503)
Balance at end of the period	(4,886,692)	(4,635,503)
Assets and facilities under construction
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period	2,378,141	2,395,272
Additions	6,300,245	5,680,707
Write-offs, net	(41,863)	(15,096)
Net transfers	(6,960,941)	(5,682,742)
Goods intended for sale	(8,344)
Balance at end of the period	1,667,238	2,378,141
Assets and facilities under construction | Gross carrying amount
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period	2,378,141
Balance at end of the period	R$ 1,667,238	R$ 2,378,141